Lines of Credit Payable (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities	Lines of Credit Payable consisted of the following:
	June 30,	December 31,
	2016	2015
Due to casino operators	$35,955,925	$41,908,984